Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing information about the relationship between executive compensation actually paid (as calculated in accordance with Item 402(v) of Regulation S-K) to our PEO 1 (Adam Mendelsohn), PEO 2 (Scott Dunbar), and on an average basis, our other non-PEO NEOs in each case, as determined under SEC rules and certain financial performance measures.

The following table shows the total compensation for our PEOs and NEOs for the fiscal year 2022 as set forth in the Summary Compensation Table, the “compensation actually paid” to our PEO 1 (Adam Mendelsohn), PEO 2 (Scott Dunbar), and on an average basis, our other non-PEO NEOs (in each case, as determined under SEC rules), our TSR and our net income.

	Summary		Summary		Average Summary	Average
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Total
Fiscal	Table Total	Actually Paid	Table Total	Actually Paid	Table Total	Actually Paid	Shareholder
Year	for PEO[1]	to PEO[2]	for PEO 2[1]	to PEO 2[2]	for non-PEO NEOs[3]	to non-PEO NEOs[2]	Return[4]	Net Income
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$312,014	$292,957	$382,153	$379,269	$321,605	($70,376)	$20.52	($13,889,000)

[1] The dollar amount reported in columns (b) and (d) is the amount of total compensation reported for the PEO and PEO2 in the “Total” column of the Summary Compensation Table. Refer to the Summary Compensation Table as set forth on page 42 of this proxy statement.

[2] The dollar amounts reported in column (c), (e), and (g) represent the amount of “compensation actually paid” (otherwise known as CAP), as computed in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends we do not pay dividends. The following table details these adjustments:

			Grant Date Value of	Year End Value of	Change in Value of	Change in Value of	TOTAL
Fiscal Year		SCT (a)	New Awards (b)	New Awards (i)	Prior Awards (ii)	Vested Awards (iii)	Equity CAP (c)=(i)+(ii)+(iii)	CAP (d) =(a)-(b)+(c)
2022	PEO	$312,014	$0	$0	$0	($19,057)	($19,057)	$292,957
	PEO 2	$382,153	($3,575)	$1,519	$0	($829)	$691	$379,269
	NEOs	$321,605	($50,692)	$14,826	($312,905)	($43,210)	($341,289)	($70,376)

(a)The dollar amounts reported in the Summary Compensation Table for the applicable year.

(b)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(c)The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii) for awards that vest in applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year.

The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant.

(d)“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules

[3] The dollar amounts reported in column (d) are the average amounts of total compensation reported for the other Named Executive Officers for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the Summary Compensation Table as set forth on page 42 of this proxy statement. For 2022, the other NEOs were:

2022	Truc Le, Brigid Makes

4 TSR determined in Column (h) is based on the value of an initial fixed investment of $100 as of IPO on August 30, 2021.

Named Executive Officers, Footnote [Text Block]

[3] The dollar amounts reported in column (d) are the average amounts of total compensation reported for the other Named Executive Officers for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to the Summary Compensation Table as set forth on page 42 of this proxy statement. For 2022, the other NEOs were:

2022	Truc Le, Brigid Makes

Adjustment To PEO Compensation, Footnote [Text Block]

[2] The dollar amounts reported in column (c), (e), and (g) represent the amount of “compensation actually paid” (otherwise known as CAP), as computed in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends we do not pay dividends. The following table details these adjustments:

			Grant Date Value of	Year End Value of	Change in Value of	Change in Value of	TOTAL
Fiscal Year		SCT (a)	New Awards (b)	New Awards (i)	Prior Awards (ii)	Vested Awards (iii)	Equity CAP (c)=(i)+(ii)+(iii)	CAP (d) =(a)-(b)+(c)
2022	PEO	$312,014	$0	$0	$0	($19,057)	($19,057)	$292,957
	PEO 2	$382,153	($3,575)	$1,519	$0	($829)	$691	$379,269
	NEOs	$321,605	($50,692)	$14,826	($312,905)	($43,210)	($341,289)	($70,376)

(a)The dollar amounts reported in the Summary Compensation Table for the applicable year.

(b)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(c)The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii) for awards that vest in applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year.

The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant.

(d)“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules

Non-PEO NEO Average Total Compensation Amount	$ 321,605
Non-PEO NEO Average Compensation Actually Paid Amount	$ (70,376)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

[2] The dollar amounts reported in column (c), (e), and (g) represent the amount of “compensation actually paid” (otherwise known as CAP), as computed in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends we do not pay dividends. The following table details these adjustments:

			Grant Date Value of	Year End Value of	Change in Value of	Change in Value of	TOTAL
Fiscal Year		SCT (a)	New Awards (b)	New Awards (i)	Prior Awards (ii)	Vested Awards (iii)	Equity CAP (c)=(i)+(ii)+(iii)	CAP (d) =(a)-(b)+(c)
2022	PEO	$312,014	$0	$0	$0	($19,057)	($19,057)	$292,957
	PEO 2	$382,153	($3,575)	$1,519	$0	($829)	$691	$379,269
	NEOs	$321,605	($50,692)	$14,826	($312,905)	($43,210)	($341,289)	($70,376)

(a)The dollar amounts reported in the Summary Compensation Table for the applicable year.

(b)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(c)The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:

(i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

(iii) for awards that vest in applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year.

The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant.

(d)“Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules

Equity Valuation Assumption Difference, Footnote [Text Block]	4 TSR determined in Column (h) is based on the value of an initial fixed investment of $100 as of IPO on August 30, 2021.
Total Shareholder Return Amount	$ 20.52
Net Income (Loss)	(13,889,000)
PEO [Member] | Adj To Comp 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (50,692)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Truc Le, Brigid Makes
Non-PEO NEO [Member] | Adj To Comp 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 14,826
Non-PEO NEO [Member] | Adj To Comp 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(312,905)
Non-PEO NEO [Member] | Adj To Comp 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(43,210)
Non-PEO NEO [Member] | Adj To Comp 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(341,289)
Adam Mendelsohn [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	312,014
PEO Actually Paid Compensation Amount	292,957
Adam Mendelsohn [Member] | PEO [Member] | Adj To Comp 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Adam Mendelsohn [Member] | PEO [Member] | Adj To Comp 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Adam Mendelsohn [Member] | PEO [Member] | Adj To Comp 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Adam Mendelsohn [Member] | PEO [Member] | Adj To Comp 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(19,057)
Adam Mendelsohn [Member] | PEO [Member] | Adj To Comp 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(19,057)
Scott Dunbar [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	382,153
PEO Actually Paid Compensation Amount	379,269
Scott Dunbar [Member] | PEO [Member] | Adj To Comp 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,575)
Scott Dunbar [Member] | PEO [Member] | Adj To Comp 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,519
Scott Dunbar [Member] | PEO [Member] | Adj To Comp 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Scott Dunbar [Member] | PEO [Member] | Adj To Comp 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(829)
Scott Dunbar [Member] | PEO [Member] | Adj To Comp 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 691